UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-01241
Eaton Vance Growth Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
September 30
Date of Fiscal Year End
September 30, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Atlanta Capital SMID-Cap Fund Annual Report September 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report September 30, 2011
Eaton Vance
Atlanta Capital SMID-Cap Fund
Table of Contents

Management’s Discussion of Fund Performance	2
Performance	3
Fund Profile	4
Endnotes and Additional Disclosures	5
Fund Expenses	6
Financial Statements	7
Report of Independent Registered Public Accounting Firm	18 and 29
Federal Tax Information	19
Board of Trustees’ Contract Approval	30
Management and Organization	33
Important Notices	36

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2011
Management’s Discussion of Fund Performance

Portfolio Managers Charles B. Reed, CFA; William O. Bell, IV, CFA; W. Matthew Hereford, CFA, each of Atlanta Capital Management Company, LLC.
Economic and Market Conditions
U.S. equity markets were especially volatile during the 12 months ending September 30, 2011. Encouraged early in the period by what appeared to be a quickening pace of economic recovery, investors drove equities to solid gains. But that momentum began to sputter during the late spring and summer of 2011, backsliding on ongoing news of the sovereign debt crisis in Europe, stubbornly high unemployment at home, and rising fiscal and political uncertainty in Washington, D.C. Pessimism continued through September 2011, with the S&P 500 Index returning -7.03% in that month alone.1 The slowdown prompted the financial markets to shift from a decidedly “risk-on” to a decidedly “risk-off” stance by the close of the 12-month period, with risk-associated assets such as stocks, corporate bonds and commodities selling off, while Treasury bonds and other safe-haven assets rallied.
The volatility was evident in equity market returns during the fiscal year, which were positive, but in the low single digits. The blue-chip Dow Jones Industrial Average rose 3.83% for the one-year period. The broader U.S. equity market, as represented by the S&P 500 Index, was up only 1.14%, and the technology-laden NASDAQ Composite Index gained 2.96% for the 12 months ending September 30, 2011.1
In terms of market capitalization, large-cap stocks had the best performance, as they were less affected by the volatility than small- and mid-caps. As measured by the Russell 1000 Index, large-caps returned 0.91% for the fiscal year. Mid- and small-cap stocks were in negative territory, with the S&P MidCap 400 Index posting an annual return of -1.28% and the small-cap Russell 2000 Index returning -3.53% for the 12-month period.1 Growth stocks outperformed value stocks across all market capitalizations during the year.
Management Discussion
For the fiscal year ending September 30, 2011, the Fund’s Class A shares had a total return of 3.67% at net asset value (NAV). By comparison, the Fund’s primary benchmark, the Russell 2500 Index (the Index)1, returned -2.22% during the same period. The Fund outperformed the Index primarily as a result of security selection, though sector allocation also contributed. Fund holdings in the consumer discretionary sector made the largest contribution to returns compared to the Index, with selections in the specialty retail and media industries outperforming similar holdings in the Index. The industrials sector was the second-largest contributor to the Fund’s returns compared to the Index and here, Fund selections in the marine and professional services industries outperformed. Also in this sector, the Fund was helped by its overweight position in the industrial conglomerates industry. In the information technology (IT) sector, the Fund had no exposure to the poor-performing communications equipment industry, which was helpful, and it benefited from outperformance among its holdings in the IT services industry.
Certain sectors detracted from performance during the fiscal year. Among these, utilities hurt returns compared to the Index the most. Within the Index, the utilities sector outperformed during the period. The Fund’s relative performance was held back due to its lack of exposure to the industry. Additionally, the Fund was held back by the financials sector, in which security selection and an overweight position in the capital markets industry were the primary causes of underperformance relative to the Index. The Fund was also hurt by underperformance in the commercial banking industry.
See Endnotes and Additional Disclosures on page 5.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2011
Performance2

	Class A	Class C	Class I	Class R
Symbol	EAASX	ECASX	EISMX	ERSMX
Inception Date	11/28/03	10/1/09	4/30/02	8/3/09

% Average Annual Total Returns at NAV

One Year	3.67	2.97	3.98	3.53
Five Years	5.84	N.A.	6.09	N.A.
Since Inception	7.80	6.88	7.02	11.20

% SEC Average Annual Total Returns with maximum sales charge

One Year	-2.27	1.97	3.98	3.53
Five Years	4.59	N.A.	6.09	N.A.
Since Inception	6.99	6.88	7.02	11.20

% Maximum Sales Charge	5.75	1.00	None	None

Performance of $250,000

This graph shows the change in value of a hypothetical investment of $250,000 in Class I of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

			With Maximum
Performance of $250,000	Period Beginning	At NAV	Sales Charge

Class A	11/28/03	$450,667	$424,757

Class C	10/1/09	$285,560	N.A.

Class R	8/3/09	$314,665	N.A.

Performance of $10,000

Class A	11/28/03	$18,027	$16,990

Class C	10/1/09	$11,422	N.A.

Class R	8/3/09	$12,587	N.A.

See Endnotes and Additional Disclosures on page 5.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2011
Performance2 (continued)

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R

Gross	1.52	2.27	1.27	1.77
Net	1.20	1.95	0.95	1.45

				Since Inception
% Comparative Performance[1]		One Year	Five Years	4/30/02

Russell 2500 Index		-2.22	0.19	5.08
Russell 2000 Index		-3.53	-1.02	3.84

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Markel Corp.	4.5
O’Reilly Automotive, Inc.	3.8
Morningstar, Inc.	3.7
Affiliated Managers Group, Inc.	3.5
HCC Insurance Holdings, Inc.	3.3
LKQ Corp.	3.1
DENTSPLY International, Inc.	2.9
Henry Schein, Inc.	2.8
John Wiley & Sons, Inc., Class A	2.7
Kirby Corp.	2.6

Total	32.9

See Endnotes and Additional Disclosures on page 5.

Eaton Vance
Atlanta Capital SMID-Cap Fund
September 30, 2011
Endnotes and Additional Disclosures

1.	S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Russell 1000 Index is an unmanaged index of 1,000 U.S. large-cap stocks. S&P MidCap 400 Index is an unmanaged index of 400 U.S. mid-cap stocks. Russell 2000 Index is an unmanaged index of 2,000 U.S. small-cap stocks. Russell 2500 Index is an unmanaged index of approximately 2,500 small- and mid-cap U.S. stocks. Unless otherwise stated, indices do not reflect any applicable sales charges, commissions, leverage, taxes or other expenses of investing. It is not possible to invest directly in an index.
2.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
3.	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 1/31/12. Without this expense reimbursement, performance would have been lower.
4.	Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
5.	Excludes cash and cash equivalents.
Fund profile subject to change due to active management.
The views expressed in this report are those of portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. The commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

Eaton Vance
Atlanta Capital SMID-Cap Fund

September 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2011 – September 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period*		Expense
	(4/1/11)	(9/30/11)	(4/1/11 – 9/30/11)		Ratio

Actual
Class A	$1,000.00	$826.10	$5.49	**	1.20%
Class C	$1,000.00	$823.40	$8.91	**	1.95%
Class I	$1,000.00	$827.30	$4.35	**	0.95%
Class R	$1,000.00	$825.40	$6.64	**	1.45%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.10	$6.07	**	1.20%
Class C	$1,000.00	$1,015.30	$9.85	**	1.95%
Class I	$1,000.00	$1,020.30	$4.81	**	0.95%
Class R	$1,000.00	$1,017.80	$7.33	**	1.45%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2011. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

Eaton Vance
Atlanta Capital SMID-Cap Fund

September 30, 2011

Statement of Assets and Liabilities

Assets	September 30, 2011

Investment in SMID-Cap Portfolio, at value (identified cost, $1,430,899,387)	$1,388,459,777
Receivable for Fund shares sold	6,066,237
Receivable from affiliates	275,943

Total assets	$1,394,801,957

Liabilities

Payable for Fund shares redeemed	$3,499,522
Payable to affiliates:
Distribution and service fees	163,106
Accrued expenses	348,534

Total liabilities	$4,011,162

Net Assets	$1,390,790,795

Sources of Net Assets

Paid-in capital	$1,426,853,864
Accumulated net realized gain from Portfolio	6,359,724
Accumulated undistributed net investment income	16,817
Net unrealized depreciation from Portfolio	(42,439,610)

Total	$1,390,790,795

Class A Shares

Net Assets	$512,020,271
Shares Outstanding	39,781,897
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.87
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$13.66

Class C Shares

Net Assets	$61,529,796
Shares Outstanding	4,853,207
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$12.68

Class I Shares

Net Assets	$815,413,360
Shares Outstanding	59,315,704
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.75

Class R Shares

Net Assets	$1,827,368
Shares Outstanding	142,697
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.81

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund

September 30, 2011

Statement of Operations

Year Ended
Investment Income	September 30, 2011

Dividends allocated from Portfolio	$7,498,811
Interest allocated from Portfolio	21,540
Expenses allocated from Portfolio	(10,308,244)

Total investment loss from Portfolio	$(2,787,893)

Expenses

Distribution and service fees
Class A	$1,105,316
Class C	465,320
Class R	6,072
Trustees’ fees and expenses	500
Custodian fee	37,281
Transfer and dividend disbursing agent fees	1,162,338
Legal and accounting services	25,088
Printing and postage	90,670
Registration fees	241,085
Miscellaneous	16,005

Total expenses	$3,149,675

Deduct —
Allocation of expenses to affiliates	$1,541,180

Total expense reductions	$1,541,180

Net expenses	$1,608,495

Net investment loss	$(4,396,388)

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$16,567,379

Net realized gain	$16,567,379

Change in unrealized appreciation (depreciation) —
Investments	$(111,494,902)

Net change in unrealized appreciation (depreciation)	$(111,494,902)

Net realized and unrealized loss	$(94,927,523)

Net decrease in net assets from operations	$(99,323,911)

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund

September 30, 2011

Statements of Changes in Net Assets

	Year Ended September 30,

Increase (Decrease) in Net Assets	2011	2010

From operations —
Net investment loss	$(4,396,388)	$(1,840,871)
Net realized gain from investment transactions	16,567,379	3,210,607
Net change in unrealized appreciation (depreciation) from investments	(111,494,902)	40,842,901

Net increase (decrease) in net assets from operations	$(99,323,911)	$42,212,637

Distributions to shareholders —
From net realized gain
Class A	$(2,071,341)	$—
Class C	(171,390)	—
Class I	(2,526,372)	—
Class R	(4,538)	—

Total distributions to shareholders	$(4,773,641)	$—

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$419,492,676	$191,101,410
Class C	60,216,747	17,680,213
Class I	777,697,612	250,820,412
Class R	2,118,988	92,760
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,849,044	—
Class C	117,677	—
Class I	1,788,185	—
Class R	4,529	—
Cost of shares redeemed
Class A	(134,822,928)	(72,390,125)
Class C	(9,800,036)	(1,000,711)
Class I	(194,568,745)	(40,105,786)
Class R	(227,513)	(391)

Net increase in net assets from Fund share transactions	$923,866,236	$346,197,782

Net increase in net assets	$819,768,684	$388,410,419

Net Assets

At beginning of year	$571,022,111	$182,611,692

At end of year	$1,390,790,795	$571,022,111

Accumulated undistributed net investment income included in net assets

At end of year	$16,817	$—

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund

September 30, 2011

Financial Highlights

	Class A

	Year Ended September 30,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$12.490	$11.170	$10.930	$13.490	$12.480

Income (Loss) From Operations

Net investment loss(1)	$(0.074)	$(0.072)	$(0.047)	$(0.031)	$(0.032)
Net realized and unrealized gain (loss)	0.543 (2)	1.392	0.545	(0.693)	1.983

Total income (loss) from operations	$0.469	$1.320	$0.498	$(0.724)	$1.951

Less Distributions

From net realized gain	$(0.089)	$—	$(0.258)	$(1.836)	$(0.941)

Total distributions	$(0.089)	$—	$(0.258)	$(1.836)	$(0.941)

Net asset value — End of year	$12.870	$12.490	$11.170	$10.930	$13.490

Total Return(3)	3.67%	11.82%	5.50%	(6.72)%	16.42%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$512,020	$256,917	$117,175	$23,589	$15,941
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	1.20%	1.20%	1.20%	1.20%	1.21%
Net investment loss	(0.51)%	(0.61)%	(0.49)%	(0.27)%	(0.25)%
Portfolio Turnover of the Portfolio	19%	20%	33%	42%	84%

(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or subsidized certain operating expenses and the administrator of the Fund subsidized certain operating expenses (equal to 0.18%, 0.32%, 0.52%, 0.52% and 0.57% of average daily net assets for the years ended September 30, 2011, 2010, 2009, 2008 and 2007, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and/or subsidy, total return would be lower.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund

September 30, 2011

Financial Highlights — continued

	Class C

	Year Ended September 30,

	2011	2010*

Net asset value — Beginning of year	$12.390	$11.170

Income (Loss) From Operations

Net investment loss(1)	$(0.180)	$(0.158)
Net realized and unrealized gain	0.559 (2)	1.378

Total income from operations	$0.379	$1.220

Less Distributions

From net realized gain	$(0.089)	$—

Total distributions	$(0.089)	$—

Net asset value — End of year	$12.680	$12.390

Total Return(3)	2.97%	10.92%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$61,530	$17,530
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	1.95%	1.95%
Net investment loss	(1.25)%	(1.34)%
Portfolio Turnover of the Portfolio	19%	20%

*	Class C commenced operations on October 1, 2009.
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or subsidized certain operating expenses and the administrator of the Fund subsidized certain operating expenses (equal to 0.18% and 0.32% of average daily net assets for the year ended September 30, 2011 and 2010, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and/or subsidy, total return would be lower.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund

September 30, 2011

Financial Highlights — continued

	Class I

	Year Ended September 30,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$13.300	$11.870	$11.570	$14.140	$13.010

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.040)	$(0.044)	$(0.025)	$(0.002)	$0.000	(2)
Net realized and unrealized gain (loss)	0.579 (3)	1.474	0.583	(0.732)	2.071

Total income (loss) from operations	$0.539	$1.430	$0.558	$(0.734)	$2.071

Less Distributions

From net realized gain	$(0.089)	$—	$(0.258)	$(1.836)	$(0.941)

Total distributions	$(0.089)	$—	$(0.258)	$(1.836)	$(0.941)

Net asset value — End of year	$13.750	$13.300	$11.870	$11.570	$14.140

Total Return(4)	3.98%	12.05%	5.72%	(6.46)%	16.69%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$815,413	$296,476	$65,435	$15,846	$13,391
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	0.95%	0.95%	0.95%	0.95%	0.96%
Net investment income (loss)	(0.26)%	(0.35)%	(0.25)%	(0.01)%	0.00	%(8)
Portfolio Turnover of the Portfolio	19%	20%	33%	42%	84%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or subsidized certain operating expenses and the administrator of the Fund subsidized certain operating expenses (equal to 0.18%, 0.32%, 0.52%, 0.52% and 0.57% of average daily net assets for the years ended September 30, 2011, 2010, 2009, 2008 and 2007, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and/or subsidy, total return would be lower.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Amount is less than 0.005%.

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund

September 30, 2011

Financial Highlights — continued

	Class R

	Year Ended September 30,
			Period Ended
	2011	2010	September 30, 2009(1)

Net asset value — Beginning of period	$12.450	$11.170	$10.240

Income (Loss) From Operations

Net investment loss(2)	$(0.109)	$(0.092)	$(0.015)
Net realized and unrealized gain	0.558 (3)	1.372	0.945

Total income from operations	$0.449	$1.280	$0.930

Less Distributions

From net realized gain	$(0.089)	$—	$—

Total distributions	$(0.089)	$—	$—

Net asset value — End of period	$12.810	$12.450	$11.170

Total Return(4)	3.53%	11.46%	9.08	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,827	$98	$1
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)(8)	1.45%	1.45%	1.45	%(9)
Net investment loss	(0.74)%	(0.78)%	(0.86	)%(9)
Portfolio Turnover of the Portfolio	19%	20%	33	%(10)

(1)	For the period from the commencement of operations, August 3, 2009, to September 30, 2009.
(2)	Computed using average shares outstanding.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or subsidized certain operating expenses and the administrator of the Fund subsidized certain operating expenses (equal to 0.18%, 0.32% and 0.56% of average daily net assets for the years ended September 30, 2011 and 2010 and the period ended September 30, 2009, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and/or subsidy, total return would be lower.
(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(9)	Annualized.
(10)	For the Portfolio’s year ended September 30, 2009.

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund

September 30, 2011

Notes to Financial Statements

1 Significant Accounting Policies

Eaton Vance Atlanta Capital SMID-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in SMID-Cap Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.3% at September 30, 2011). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of September 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended September 30, 2011 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America

Eaton Vance
Atlanta Capital SMID-Cap Fund

September 30, 2011

Notes to Financial Statements — continued

require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended September 30, 2011 and September 30, 2010 was as follows:

	Year Ended September 30,

	2011	2010

Distributions declared from:
Ordinary income	$1,539,177	$—
Long-term capital gains	$3,234,464	$—

During the year ended September 30, 2011, accumulated net realized gain was decreased by $4,413,205 and accumulated net investment loss was decreased by $4,413,205 due to differences between book and tax accounting, primarily for net operating losses. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of September 30, 2011, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$3,596,157
Undistributed long-term capital gains	$6,483,981
Net unrealized depreciation	$(46,143,207)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, investments in partnerships and partnership allocations.

3 Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. EVM and the sub-adviser of the Portfolio, Atlanta Capital Management Company, LLC (Atlanta Capital) have agreed to reimburse the Fund’s operating expenses to the extent that they exceed 1.20%, 1.95%, 0.95% and 1.45% annually of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after January 31, 2012. Pursuant to this agreement, EVM and Atlanta Capital were allocated $385,295 and $1,155,885, respectively, of the Fund’s operating expenses for the year ended September 30, 2011. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the year ended September 30, 2011, EVM earned $39,875 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $236,932 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2011. EVD also received distribution and service fees from Class A shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2011 amounted to $1,105,316 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for

Eaton Vance
Atlanta Capital SMID-Cap Fund

September 30, 2011

Notes to Financial Statements — continued

Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class C, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by Class C. For the year ended September 30, 2011, the Fund paid or accrued to EVD $348,990 for Class C shares, representing 0.75% of the average daily net assets of Class C shares. At September 30, 2011, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $4,283,000.

The Class R Plan requires the Fund to pay EVD an amount equal to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended September 30, 2011, the Fund paid or accrued to EVD $3,036 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the year ended September 30, 2011 amounted to $116,330 and $3,036 for Class C and Class R shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class C Plan. CDSCs received on Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the year ended September 30, 2011, the Fund was informed that EVD received approximately $27,000 and $24,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6 Investment Transactions

For the year ended September 30, 2011, increases and decreases in the Fund’s investment in the Portfolio aggregated $952,857,843 and $35,450,498, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended September 30,

Class A	2011	2010

Sales	28,482,989	16,309,214
Issued to shareholders electing to receive payments of distributions in Fund shares	127,961	—
Redemptions	(9,405,255)	(6,220,200)

Net increase	19,205,695	10,089,014

Eaton Vance
Atlanta Capital SMID-Cap Fund

September 30, 2011

Notes to Financial Statements — continued

	Year Ended September 30,

Class C	2011	2010(1)

Sales	4,125,414	1,499,995
Issued to shareholders electing to receive payments of distributions in Fund shares	8,223	—
Redemptions	(694,941)	(85,484)

Net increase	3,438,696	1,414,511

	Year Ended September 30,

Class I	2011	2010

Sales	49,690,774	19,997,965
Issued to shareholders electing to receive payments of distributions in Fund shares	116,116	—
Redemptions	(12,784,419)	(3,216,906)

Net increase	37,022,471	16,781,059

	Year Ended September 30,

Class R	2011	2010

Sales	150,370	7,833
Issued to shareholders electing to receive payments of distributions in Fund shares	315	—
Redemptions	(15,887)	(32)

Net increase	134,798	7,801

(1)	Class C commenced operations on October 1, 2009.

Eaton Vance
Atlanta Capital SMID-Cap Fund

September 30, 2011

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Atlanta Capital SMID-Cap Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Atlanta Capital SMID-Cap Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), as of September 30, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Atlanta Capital SMID-Cap Fund as of September 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 18, 2011

Eaton Vance
Atlanta Capital SMID-Cap Fund

September 30, 2011

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2012 will show the tax status of all distributions paid to your account in calendar year 2011. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified within 60 days of the Fund’s fiscal year end regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Dividend Income. The Fund designates approximately $7,348,835, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2011 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.

Capital Gains Dividends. The Fund designates $3,234,464 as a capital gain dividend.

SMID-Cap Portfolio

September 30, 2011

Portfolio of Investments

Common Stocks — 97.7%

Security	Shares	Value

Auto Components — 2.0%

Gentex Corp.	1,181,560	$28,416,518

		$28,416,518

Capital Markets — 5.2%

Affiliated Managers Group, Inc.(1)	625,980	$48,857,739
SEI Investments Co.	1,590,660	24,464,351

		$73,322,090

Chemicals — 1.8%

Scotts Miracle-Gro Co., Class A (The)	552,230	$24,629,458

		$24,629,458

Commercial Banks — 4.5%

City National Corp.	717,450	$27,090,912
Cullen/Frost Bankers, Inc.	308,840	14,163,402
Umpqua Holdings Corp.	2,449,560	21,531,633

		$62,785,947

Commercial Services & Supplies — 1.0%

Copart, Inc.(1)	366,480	$14,336,698

		$14,336,698

Construction & Engineering — 2.2%

Jacobs Engineering Group, Inc.(1)	941,070	$30,387,150

		$30,387,150

Containers & Packaging — 1.9%

AptarGroup, Inc.	610,600	$27,275,502

		$27,275,502

Distributors — 3.1%

LKQ Corp.(1)	1,792,580	$43,308,733

		$43,308,733

Electrical Equipment — 3.8%

Acuity Brands, Inc.	644,460	$23,226,338
AMETEK, Inc.	910,910	30,032,703

		$53,259,041

Electronic Equipment, Instruments & Components — 2.4%

FLIR Systems, Inc.	1,331,410	$33,351,820

		$33,351,820

Energy Equipment & Services — 2.3%

Dril-Quip, Inc.(1)	236,810	$12,766,427
Oceaneering International, Inc.	548,240	19,374,802

		$32,141,229

Health Care Equipment & Supplies — 4.4%

DENTSPLY International, Inc.	1,319,240	$40,487,475
Varian Medical Systems, Inc.(1)	411,710	21,474,794

		$61,962,269

Health Care Providers & Services — 3.8%

Henry Schein, Inc.(1)	634,810	$39,364,568
Universal Health Services, Inc., Class B	398,780	13,558,520

		$52,923,088

Household Products — 2.0%

Church & Dwight Co., Inc.	636,370	$28,127,554

		$28,127,554

Industrial Conglomerates — 2.0%

Carlisle Cos., Inc.	858,350	$27,364,198

		$27,364,198

Insurance — 7.8%

HCC Insurance Holdings, Inc.	1,710,800	$46,277,140
Markel Corp.(1)	173,857	62,089,550

		$108,366,690

IT Services — 2.6%

Jack Henry & Associates, Inc.	779,160	$22,580,057
Wright Express Corp.(1)	364,830	13,878,133

		$36,458,190

Life Sciences Tools & Services — 3.8%

Bio-Rad Laboratories, Inc., Class A(1)	387,550	$35,177,914
Mettler-Toledo International, Inc.(1)	123,790	17,325,648

		$52,503,562

See Notes to Financial Statements.

SMID-Cap Portfolio

September 30, 2011

Portfolio of Investments — continued

Security	Shares	Value

Machinery — 5.7%

CLARCOR, Inc.	336,160	$13,910,301
Graco, Inc.	613,310	20,938,403
IDEX Corp.	1,004,400	31,297,104
Pall Corp.	327,950	13,905,080

		$80,050,888

Marine — 2.6%

Kirby Corp.(1)	697,690	$36,726,402

		$36,726,402

Media — 6.4%

John Wiley & Sons, Inc., Class A	856,080	$38,027,074
Morningstar, Inc.	907,930	51,243,569

		$89,270,643

Professional Services — 4.0%

Equifax, Inc.	1,062,720	$32,668,013
Verisk Analytics, Inc., Class A(1)	672,540	23,384,216

		$56,052,229

Real Estate Management & Development — 1.4%

Forest City Enterprises, Inc., Class A(1)	1,869,228	$19,925,970

		$19,925,970

Road & Rail — 1.7%

J.B. Hunt Transport Services, Inc.	667,090	$24,095,291

		$24,095,291

Software — 9.4%

ANSYS, Inc.(1)	718,690	$35,244,558
Blackbaud, Inc.	1,393,310	31,029,014
FactSet Research Systems, Inc.	261,660	23,279,890
Fair Isaac Corp.	1,280,850	27,960,955
Solera Holdings, Inc.	270,060	13,638,030

		$131,152,447

Specialty Retail — 8.9%

Aaron’s, Inc.	864,215	$21,821,428
CarMax, Inc.(1)	833,920	19,888,992
O’Reilly Automotive, Inc.(1)	789,500	52,604,385
Sally Beauty Holdings, Inc.(1)	1,797,450	29,837,670

		$124,152,475

Textiles, Apparel & Luxury Goods — 1.0%

Columbia Sportswear Co.	295,770	$13,723,728

		$13,723,728

Total Common Stocks — 97.7%
(identified cost $1,407,516,650)		$1,366,069,810

Short-Term Investments — 2.3%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.08%(2)	$32,117	$32,117,378

Total Short-Term Investments
(identified cost $32,117,378)		$32,117,378

Total Investments — 100.0%
(identified cost $1,439,634,028)		$1,398,187,188

Other Assets, Less Liabilities — 0.0%(3)		$(535,085)

Net Assets — 100.0%		$1,397,652,103

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2011.

(3)	Amount is less than 0.05%.

See Notes to Financial Statements.

SMID-Cap Portfolio

September 30, 2011

Statement of Assets and Liabilities

Assets	September 30, 2011

Unaffiliated investments, at value (identified cost, $1,407,516,650)	$1,366,069,810
Affiliated investment, at value (identified cost, $32,117,378)	32,117,378
Dividends receivable	683,606
Interest receivable from affiliated investment	4,883
Receivable from affiliates	1,515

Total assets	$1,398,877,192

Liabilities

Payable to affiliates:
Investment adviser fee	$1,149,056
Accrued expenses	76,033

Total liabilities	$1,225,089

Net Assets applicable to investors’ interest in Portfolio	$1,397,652,103

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$1,439,098,943
Net unrealized depreciation	(41,446,840)

Total	$1,397,652,103

See Notes to Financial Statements.

SMID-Cap Portfolio

September 30, 2011

Statement of Operations

Year Ended
Investment Income	September 30, 2011

Dividends	$7,556,816
Interest allocated from affiliated investment	21,705
Expenses allocated from affiliated investment	(4,759)

Total investment income	$7,573,762

Expenses

Investment adviser fee	$10,425,626
Trustees’ fees and expenses	35,632
Custodian fee	300,508
Legal and accounting services	32,554
Miscellaneous	17,870

Total expenses	$10,812,190

Deduct —
Reduction of custodian fee	$20,347
Allocation of expenses to affiliates	407,135

Total expense reductions	$427,482

Net expenses	$10,384,708

Net investment loss	$(2,810,946)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$16,725,534
Investment transactions allocated from affiliated investment	1,486

Net realized gain	$16,727,020

Change in unrealized appreciation (depreciation) —
Investments	$(112,133,693)

Net change in unrealized appreciation (depreciation)	$(112,133,693)

Net realized and unrealized loss	$(95,406,673)

Net decrease in net assets from operations	$(98,217,619)

See Notes to Financial Statements.

SMID-Cap Portfolio

September 30, 2011

Statements of Changes in Net Assets

	Year Ended September 30,

Increase (Decrease) in Net Assets	2011	2010

From operations —
Net investment loss	$(2,810,946)	$(1,338,619)
Net realized gain from investment transactions	16,727,020	3,190,004
Net change in unrealized appreciation (depreciation) from investments	(112,133,693)	41,529,660

Net increase (decrease) in net assets from operations	$(98,217,619)	$43,381,045

Capital transactions —
Contributions	$958,107,038	$353,022,439
Withdrawals	(36,984,868)	(8,563,531)

Net increase in net assets from capital transactions	$921,122,170	$344,458,908

Net increase in net assets	$822,904,551	$387,839,953

Net Assets

At beginning of year	$574,747,552	$186,907,599

At end of year	$1,397,652,103	$574,747,552

See Notes to Financial Statements.

SMID-Cap Portfolio

September 30, 2011

Supplementary Data

	Year Ended September 30,

Ratios/Supplemental Data	2011	2010	2009	2008	2007

Ratios (as a percentage of average daily net assets):
Expenses(1)(2)	0.95%	0.95%	0.96%	0.95%	0.96%
Net investment income (loss)	(0.26)%	(0.36)%	(0.24)%	(0.01)%	0.01%
Portfolio Turnover	19%	20%	33%	42%	84%

Total Return	3.98%	12.05%	5.71%	(6.46)%	16.70%

Net assets, end of year (000’s omitted)	$1,397,652	$574,748	$186,908	$44,383	$33,041

(1)	The investment adviser waived a portion of its investment adviser fee and/or subsidized certain operating expenses (equal to 0.04%, 0.12%, 0.18%, 0.22%, and 0.27% of average daily net assets for the years ended September 30, 2011, 2010, 2009, 2008 and 2007, respectively). A portion of the waiver and subsidy was borne by the sub-adviser. Absent this waiver and/or subsidy, total return would be lower.
(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

See Notes to Financial Statements.

SMID-Cap Portfolio

September 30, 2011

Notes to Financial Statements

1 Significant Accounting Policies

SMID-Cap Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At September 30, 2011, Eaton Vance Atlanta Capital SMID-Cap Fund and Eaton Vance Equity Asset Allocation Fund held an interest of 99.3% and 0.3%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of September 30, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended September 30, 2011 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder.

SMID-Cap Portfolio

September 30, 2011

Notes to Financial Statements — continued

Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $500 million, 0.9375% on net assets of $500 million but less than $1 billion, 0.875% on net assets of $1 billion but less than $2.5 billion and at reduced rates on daily net assets of $2.5 billion or more, and is payable monthly. Pursuant to a sub-advisory agreement, BMR pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not receive a fee for advisory services provided to Cash Reserves Fund. For the year ended September 30, 2011, the Portfolio’s investment adviser fee amounted to $10,425,626 or 0.95% of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR and Atlanta Capital were allocated $101,784 and $305,351, respectively, of the Portfolio’s operating expenses for the year ended September 30, 2011.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $1,090,954,227 and $197,092,988, respectively, for the year ended September 30, 2011.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,444,048,499

Gross unrealized appreciation	$61,756,754
Gross unrealized depreciation	(107,618,065)

Net unrealized depreciation	$(45,861,311)

5 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million ($450 million prior to September 12, 2011) unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% (0.10% prior to September 12, 2011) on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended September 30, 2011.

6 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

SMID-Cap Portfolio

September 30, 2011

Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$1,366,069,810	$—	$—	$1,366,069,810
Short-Term Investments	—	32,117,378	—	32,117,378

Total Investments	$1,366,069,810	$32,117,378	$—	$1,398,187,188

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of September 30, 2010 whose fair value was determined using Level 3 inputs. At September 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the year then ended was not significant.

SMID-Cap Portfolio

September 30, 2011

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of SMID-Cap Portfolio:

We have audited the accompanying statement of assets and liabilities of SMID-Cap Portfolio (the “Portfolio”), including the portfolio of investments, as of September 30, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2011, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of SMID-Cap Portfolio as of September 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 18, 2011

Eaton Vance
Atlanta Capital SMID-Cap Fund

September 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one

Eaton Vance
Atlanta Capital SMID-Cap Fund

September 30, 2011

Board of Trustees’ Contract Approval — continued

or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of SMID-Cap Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Atlanta Capital SMID-Cap Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”) and the sub-advisory agreement with Atlanta Capital Management Company, LLC (the “Sub-adviser”), including their fee structures, are in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s experience in managing equity portfolios.

The Board also reviewed the compliance programs of the Adviser and the Sub-adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Eaton Vance
Atlanta Capital SMID-Cap Fund

September 30, 2011

Board of Trustees’ Contract Approval — continued

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider as well as a peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2010 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services. The Board noted that the Adviser had waived fees and/or paid expenses of the Portfolio.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

Eaton Vance
Atlanta Capital SMID-Cap Fund

September 30, 2011

Management and Organization

Fund Management. The Trustees of Eaton Vance Growth Trust (the Trust) and SMID-Cap Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 179 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Position(s)
with the
	Trust and		Principal Occupation(s) and Directorships
Name and Year of Birth	the Portfolio	Length of Service	During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 179 registered investment companies and 1 private investment company managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.
Directorships in the Last Five Years.(1) Director of EVC.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011	Private investor; formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (2006-2009) (open-end registered investment company); Partner, Coopers and Lybrand L.L.P. (public accounting firm) (1987-1997).
Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007	Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).
Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003	Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).
Directorships in the Last Five Years.(1) None.

Eaton Vance
Atlanta Capital SMID-Cap Fund

September 30, 2011

Management and Organization — continued

Position(s)
with the
	Trust and		Principal Occupation(s) and Directorships
Name and Year of Birth	the Portfolio	Length of Service	During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).
Directorships in the Last Five Years.(1) None.

Helen Frame Peters 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).
Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Of the Trust since 1998 and of the Portfolio since 2001	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.
Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011	Managing Director, Taggart Associates (a professional practice firm); formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).
Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).
Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Position(s)
with the
	Trust and	Length of	Principal Occupation(s)
Name and Year of Birth	the Portfolio	Service	During Past Five Years

Duncan W. Richardson 1957	President	Of the Trust since 2011 and of the Portfolio since 2007	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR.

Payson F. Swaffield 1956	Vice President	Since 2011	Chief Income Investment Officer of EVC. Vice President of EVM and BMR.

Barbara E. Campbell 1957	Treasurer	Of the Trust since 2005 and of the Portfolio since 2008	Vice President of EVM and BMR.

Eaton Vance
Atlanta Capital SMID-Cap Fund

September 30, 2011

Management and Organization — continued

Position(s)
with the
	Trust and	Length of	Principal Occupation(s)
Name and Year of Birth	the Portfolio	Service	During Past Five Years

Principal Officers who are not Trustees (continued)

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)	During their respective tenures, the Trustees (except Eston and Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Eaton Vance
Atlanta Capital SMID-Cap Fund

September 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Investment Adviser of SMID-Cap Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Sub-Adviser of SMID-Cap Portfolio
Atlanta Capital Management Company, LLC
1075 West Peachtree Street NE
Suite 2100
Atlanta, GA 30309

Administrator of Eaton Vance Atlanta Capital SMID-Cap Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1452-11/11	ASCSRC

Eaton Vance Atlanta Capital Focused Growth Fund Annual Report September 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report September 30, 2011
Eaton Vance
Atlanta Capital Focused Growth Fund
Table of Contents

Management’s Discussion of Fund Performance	2
Performance	3
Fund Profile	4
Endnotes and Additional Disclosures	5
Fund Expenses	6
Financial Statements	7
Report of Independent Registered Public Accounting Firm	17 and 28
Federal Tax Information	18
Board of Trustees’ Contract Approval	29
Management and Organization	32
Important Notices	34

Eaton Vance
Atlanta Capital Focused Growth Fund
September 30, 2011
Management’s Discussion of Fund Performance

Portfolio Managers Richard B. England, CFA; Paul J. Marshall, CFA, both of Atlanta Capital Management Company, LLC.
Economic and Market Conditions
U.S. equity markets were especially volatile during the 12 months ending September 30, 2011. Encouraged early in the period by what appeared to be a quickening pace of economic recovery, investors drove equities to solid gains. But that momentum began to sputter during the late spring and summer of 2011, backsliding on ongoing news of the sovereign debt crisis in Europe, stubbornly high unemployment at home, and rising fiscal and political uncertainty in Washington, D.C. Pessimism continued through September 2011, with the S&P 500 Index1 returning -7.03% in that month alone. The slowdown prompted the financial markets to shift from a decidedly “risk-on” to a decidedly “risk-off” stance by the close of the 12-month period, with risk-associated assets such as stocks, corporate bonds and commodities selling off, while Treasury bonds and other safe-haven assets rallied.
The volatility was evident in equity market returns during the fiscal year, which were positive, but in the low single digits. The blue-chip Dow Jones Industrial Average rose 3.83% for the one-year period. The broader U.S. equity market, as represented by the S&P 500 Index, was up only 1.14%, and the technology-laden NASDAQ Composite Index gained 2.96% for the 12 months ending September 30, 2011.
In terms of market capitalization, large-cap stocks had the best performance, as they were less affected by the volatility than small- and mid-caps. As measured by the Russell 1000 Index, large-caps returned 0.91% for the year ended September 30, 2011. Mid- and small-cap stocks were in negative territory, with the S&P MidCap 400 Index posting an annual return of -1.28% and the Russell 2000 Index returning -3.53% for the 12-month period.1 Growth stocks outperformed value stocks across all market capitalizations during the year.
Management Discussion
For the fiscal year ending September 30, 2011, the Fund’s Class A shares had a total return of 2.41% at net asset value (NAV). By comparison, the Fund’s benchmark, the Russell 1000 Growth Index (the Index), returned 3.78% during the same period.1 The Fund underperformed its benchmark as a result of security selection and sector allocation. Energy was the largest detractor, with stocks in the oil and gas industry underperforming. The Fund also was underweighted in energy stocks, which hurt performance because the energy sector was one of the top-performing sectors within the benchmark. Fund selections in the health care sector also underperformed, while the Fund’s underweight position in this sector detracted. Selections in the biotechnology industry accounted for much of the underperformance in the health care sector. Finally, the Fund was overweighted in the financials sector, which hurt performance compared to the benchmark, and its selections in diversified financial services and commercial banks underperformed similar stocks in the benchmark.
On a positive note, security selection in the consumer staples sector contributed to performance compared to the benchmark, especially in the food products industry, where the Fund’s holdings outperformed those in the benchmark. Security selection also was the primary factor for the Fund’s outperformance in the materials sector, with stocks in the chemicals industry seeing the strongest performance. An underweight position in the metals and mining industry also made a positive contribution. In the industrials sector, both allocation and security selection were beneficial to the Fund’s performance compared to the benchmark. Within this sector, the Fund had no exposure to the machinery industry, which had negative performance in the benchmark. In addition, security selection and an underweight position in electrical equipment stocks enhanced the Fund’s performance compared to the benchmark.
See Endnotes and Additional Disclosures on page 5.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Atlanta Capital Focused Growth Fund
September 30, 2011
Performance2

	Class A	Class C	Class I
Symbol	EAALX	EAGCX	EILGX
Inception Date	11/28/03	5/2/11	4/30/02

% Average Annual Total Returns at NAV

One Year	2.41	N.A.	2.55
Five Years	1.15	N.A.	1.40
Since Inception	2.91	-18.20	2.17

% SEC Average Annual Total Returns with maximum sales charge

One Year	-3.46	N.A.	2.55
Five Years	-0.03	N.A.	1.40
Since Inception	2.13	-19.02	2.17

% Maximum Sales Charge	Class A	Class C	Class I

	5.75	1.00	None

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I

Gross	1.68	2.43	1.43
Net	1.25	2.00	1.00

			Since Inception
% Comparative Performance[1]	One Year	Five Years	4/30/02

Russell 1000 Growth Index	3.78	1.62	2.87
Lipper Large-Cap Growth Funds Average	0.24	0.27	2.01

Performance of $250,000
This graph shows the change in value of a hypothetical investment of $250,000 in Class I of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

			With Maximum
Performance of $250,000	Period Beginning	At NAV	Sales Charge

Class A	11/28/03	$313,009	$295,013

Class C	5/2/11	$204,486	$202,442

Performance of $10,000

Class A	11/28/03	$12,520	$11,801

Class C	5/2/11	$8,179	$8,098

See Endnotes and Additional Disclosures on page 5.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance
Atlanta Capital Focused Growth Fund
September 30, 2011
Fund Profile4

Top 10 Holdings (% of net assets)5

Apple, Inc.	9.4
QUALCOMM, Inc.	6.4
Monsanto Co.	6.2
priceline.com, Inc.	4.5
salesforce.com, inc.	4.1
Cognizant Technology Solutions Corp., Class A	4.0
Green Mountain Coffee Roasters, Inc.	3.8
IntercontinentalExchange, Inc.	3.7
Expeditors International of Washington, Inc.	3.7
Suncor Energy, Inc.	3.5

Total	49.3

See Endnotes and Additional Disclosures on page 5.

4

Eaton Vance
Atlanta Capital Focused Growth Fund
September 30, 2011
Endnotes and Additional Disclosures

1.	S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Russell 1000 Index is an unmanaged index of 1,000 U.S. large- cap stocks. S&P MidCap 400 Index is an unmanaged index of 400 U.S. mid-cap stocks. Russell 2000 Index is an unmanaged index of 2,000 U.S. small-cap stocks. Russell 1000 Growth Index is an unmanaged index of 1,000 U.S. large-cap growth stocks. Unless otherwise stated, indices do not reflect any applicable sales charges, commissions, leverage, taxes or other expenses of investing. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund. It is not possible to invest directly in an index or Lipper classification.

2.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

3.	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 1/31/13. Without this expense reimbursement, performance would have been lower.

4.	Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

5.	Excludes cash and cash equivalents.
         Fund profile subject to change due to active management.
The views expressed in this report are those of portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. The commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

5

Eaton Vance
Atlanta Capital Focused Growth Fund

September 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2011 – September 30, 2011) for Class A and Class I, and (May 2, 2011 – September 30, 2011) for Class C. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (April 1, 2011 – September 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period		Expense
	(4/1/11)	(9/30/11)	(4/1/11 – 9/30/11)		Ratio

Actual*
Class A	$1,000.00	$828.00	$5.73	***	1.25%
Class C	$1,000.00	$818.00	$7.52	***	2.00%
Class I	$1,000.00	$828.70	$4.58	***	1.00%
*    Class C had not commenced operations on April 1, 2011. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period); 151/365 for Class C (to reflect the period from commencement of operations on May 2, 2011 to September 30, 2011). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2011 (May 2, 2011 for Class C). The Example reflects the expenses of both the Fund and the Portfolio.

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,018.80	$6.33	***	1.25%
Class C	$1,000.00	$1,015.00	$10.10	***	2.00%
Class I	$1,000.00	$1,020.10	$5.06	***	1.00%

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2011 (May 2, 2011 for Class C). The Example reflects the expenses of both the Fund and Portfolio.

***	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

6

Eaton Vance
Atlanta Capital Focused Growth Fund

September 30, 2011

Statement of Assets and Liabilities

Assets	September 30, 2011

Investment in Focused Growth Portfolio, at value (identified cost, $104,517,586)	$100,724,385
Receivable for Fund shares sold	572,517
Receivable from affiliates	10,697

Total assets	$101,307,599

Liabilities

Payable for Fund shares redeemed	$1,055,074
Payable to affiliates:
Distribution and service fees	10,697
Accrued expenses	42,421

Total liabilities	$1,108,192

Net Assets	$100,199,407

Sources of Net Assets

Paid-in capital	$107,354,968
Accumulated net realized loss from Portfolio	(3,363,517)
Accumulated undistributed net investment income	1,157
Net unrealized depreciation from Portfolio	(3,793,201)

Total	$100,199,407

Class A Shares

Net Assets	$45,043,637
Shares Outstanding	4,612,284
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.77
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$10.37

Class C Shares

Net Assets	$1,448,883
Shares Outstanding	148,679
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.75

Class I Shares

Net Assets	$53,706,887
Shares Outstanding	5,811,775
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.24

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
7

Eaton Vance
Atlanta Capital Focused Growth Fund

September 30, 2011

Statement of Operations

Year Ended
Investment Income	September 30, 2011

Dividends allocated from Portfolio (net of foreign taxes, $5,051)	$413,917
Interest allocated from Portfolio	1,505
Expenses allocated from Portfolio	(506,990)

Total investment loss from Portfolio	$(91,568)

Expenses

Distribution and service fees
Class A	$56,296
Class C	1,644
Trustees’ fees and expenses	500
Custodian fee	17,368
Transfer and dividend disbursing agent fees	56,956
Legal and accounting services	19,845
Printing and postage	16,302
Registration fees	56,234
Miscellaneous	10,516

Total expenses	$235,661

Deduct —
Allocation of expenses to affiliates	$66,412

Total expense reductions	$66,412

Net expenses	$169,249

Net investment loss	$(260,817)

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$(1,788,136)
Foreign currency transactions	(673)

Net realized loss	$(1,788,809)

Change in unrealized appreciation (depreciation) —
Investments	$(7,655,260)

Net change in unrealized appreciation (depreciation)	$(7,655,260)

Net realized and unrealized loss	$(9,444,069)

Net decrease in net assets from operations	$(9,704,886)

See Notes to Financial Statements.
8

Eaton Vance
Atlanta Capital Focused Growth Fund

September 30, 2011

Statements of Changes in Net Assets

	Year Ended September 30,

Increase (Decrease) in Net Assets	2011	2010

From operations —
Net investment loss	$(260,817)	$(34,106)
Net realized gain (loss) from investment and foreign currency transactions	(1,788,809)	1,825,811 (1)
Net change in unrealized appreciation (depreciation) from investments	(7,655,260)	920,708

Net increase (decrease) in net assets from operations	$(9,704,886)	$2,712,413

Distributions to shareholders —
From net investment income
Class A	$—	$(43,827)
Class I	—	(91,173)

Total distributions to shareholders	$—	$(135,000)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$52,057,659	$1,683,206
Class C	1,785,593	—
Class I	45,331,022	16,611,354
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	41,771
Class I	—	69,643
Cost of shares redeemed
Class A	(10,605,287)	(2,171,275)
Class C	(143,541)	—
Class I	(8,502,659)	(15,031,125)

Net increase in net assets from Fund share transactions	$79,922,787	$1,203,574

Net increase in net assets	$70,217,901	$3,780,987

Net Assets

At beginning of year	$29,981,506	$26,200,519

At end of year	$100,199,407	$29,981,506

Accumulated undistributed net investment income included in net assets

At end of year	$1,157	$—

(1)	Includes $669,782 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.
9

Eaton Vance
Atlanta Capital Focused Growth Fund

September 30, 2011

Financial Highlights

	Class A

	Year Ended September 30,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$9.540	$8.780	$9.730	$12.760	$11.510

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.065)	$(0.026)	$0.038	$0.007	$0.006
Net realized and unrealized gain (loss)	0.295	0.832	(0.487)	(2.011)	1.960

Total income (loss) from operations	$0.230	$0.806	$(0.449)	$(2.004)	$1.966

Less Distributions

From net investment income	$—	$(0.046)	$—	$(0.002)	$(0.012)
From net realized gain	—	—	(0.501)	(1.024)	(0.704)

Total distributions	$—	$(0.046)	$(0.501)	$(1.026)	$(0.716)

Net asset value — End of year	$9.770	$9.540	$8.780	$9.730	$12.760

Total Return(2)	2.41%	9.21%	(2.89)%	(17.21)%	17.79%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$45,044	$8,706	$8,451	$8,903	$12,285
Ratios (as a percentage of average daily net assets):
Expenses(3)(4)(5)	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	(0.58)%	(0.29)%	0.52%	0.06%	0.05%
Portfolio Turnover of the Portfolio	62%	152%	49%	50%	37%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(4)	The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or the administrator of the Fund subsidized certain operating expenses (equal to 0.11%, 0.43%, 0.50%, 0.19% and 0.14% of average daily net assets for the years ended September 30, 2011, 2010, 2009, 2008 and 2007, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and subsidy, total return would be lower.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

See Notes to Financial Statements.
10

Eaton Vance
Atlanta Capital Focused Growth Fund

September 30, 2011

Financial Highlights — continued

	Class C

	Period Ended
	September 30, 2011(1)

Net asset value — Beginning of period	$11.920

Income (Loss) From Operations

Net investment loss(2)	$(0.067)
Net realized and unrealized loss	(2.103)

Total loss from operations	$(2.170)

Net asset value — End of period	$9.750

Total Return(3)	(18.20	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,449
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	2.00	%(8)
Net investment loss	(1.49	)%(8)
Portfolio Turnover of the Portfolio	62	%(9)

(1)	For the period from the commencement of operations, May 2, 2011, to September 30, 2011.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	The administrator of the Fund subsidized certain operating expenses (equal to 0.11% of average daily net assets for the period ended September 30, 2011). A portion of the subsidy was borne by the sub-adviser of the Portfolio. Absent this subsidy, total return would be lower.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
(9)	For the Portfolio’s year ended September 30, 2011.

See Notes to Financial Statements.
11

Eaton Vance
Atlanta Capital Focused Growth Fund

September 30, 2011

Financial Highlights — continued

	Class I

	Year Ended September 30,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$9.010	$8.290	$9.240	$12.170	$11.010

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.034)	$(0.005)	$0.053	$0.034	$0.035
Net realized and unrealized gain (loss)	0.264	0.791	(0.476)	(1.902)	1.870

Total income (loss) from operations	$0.230	$0.786	$(0.423)	$(1.868)	$1.905

Less Distributions

From net investment income	$—	$(0.066)	$(0.026)	$(0.038)	$(0.041)
From net realized gain	—	—	(0.501)	(1.024)	(0.704)

Total distributions	$—	$(0.066)	$(0.527)	$(1.062)	$(0.745)

Net asset value — End of year	$9.240	$9.010	$8.290	$9.240	$12.170

Total Return(2)	2.55%	9.51%	(2.64)%	(16.97)%	18.09%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$53,707	$21,275	$17,750	$14,400	$14,150
Ratios (as a percentage of average daily net assets):
Expenses(3)(4)(5)	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(0.32)%	(0.06)%	0.76%	0.31%	0.31%
Portfolio Turnover of the Portfolio	62%	152%	49%	50%	37%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(4)	The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or the administrator of the Fund subsidized certain operating expenses (equal to 0.11%, 0.43%, 0.50%, 0.19% and 0.14% of average daily net assets for the years ended September 30, 2011, 2010, 2009, 2008 and 2007, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and subsidy, total return would be lower.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

See Notes to Financial Statements.
12

Eaton Vance
Atlanta Capital Focused Growth Fund

September 30, 2011

Notes to Financial Statements

1 Significant Accounting Policies

Eaton Vance Atlanta Capital Focused Growth Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Focused Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (97.9% at September 30, 2011). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At September 30, 2011, the Fund, for federal income tax purposes, had a capital loss carryforward of $1,127,921 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on September 30, 2017 ($459,426) and September 30, 2018 ($668,495). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after September 30, 2011.

During the year ended September 30, 2011, a capital loss carryforward of $161,148 was utilized to offset net realized gains by the Fund.

Additionally, at September 30, 2011, the Fund had a net capital loss of $1,298,369 attributable to security transactions incurred after October 31, 2010. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending September 30, 2012.

As of September 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended September 30, 2011 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

13

Eaton Vance
Atlanta Capital Focused Growth Fund

September 30, 2011

Notes to Financial Statements — continued

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended September 30, 2011 and September 30, 2010 was as follows:

	Year Ended September 30,

	2011	2010

Distributions declared from:
Ordinary income	$—	$135,000

During the year ended September 30, 2011, accumulated net realized loss was decreased by $4,860, accumulated net investment loss was decreased by $261,974 and paid-in capital was decreased by $266,834 due to differences between book and tax accounting, primarily for net operating losses, foreign currency gain (loss) and investments in partnerships. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of September 30, 2011, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Capital loss carryforward and post October losses	$(2,426,290)
Net unrealized depreciation	$(4,729,271)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, investments in partnerships and partnership allocations.

3 Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. EVM and the sub-adviser of the Portfolio, Atlanta Capital Management Company, LLC (Atlanta Capital) have agreed to reimburse the Fund’s operating expenses to the extent that they exceed 1.25%, 2.00% and 1.00% annually of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after January 31, 2013. Pursuant to this agreement, EVM and Atlanta Capital were allocated $25,543 and $40,869, respectively, of the Fund’s operating expenses for the year ended September 30, 2011. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the year ended September 30, 2011, EVM earned $1,190 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $21,998 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2011. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

14

Eaton Vance
Atlanta Capital Focused Growth Fund

September 30, 2011

Notes to Financial Statements — continued

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2011 amounted to $56,296 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class C, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by Class C. For the year ended September 30, 2011, the Fund paid or accrued to EVD $1,233 for Class C shares representing 0.75% (annualized) of the average daily net assets of Class C shares. At September 30, 2011, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $109,000.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the year ended September 30, 2011 amounted to $411 for Class C shares.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class C Plan. CDSCs received on Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the year ended September 30, 2011, the Fund was informed that EVD received approximately $500 and $1,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6 Investment Transactions

For the year ended September 30, 2011, increases and decreases in the Fund’s investment in the Portfolio aggregated $86,802,199 and $6,535,748, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended September 30,

Class A	2011	2010

Sales	4,638,743	186,256
Issued to shareholders electing to receive payments of distributions in Fund shares	—	4,585
Redemptions	(938,655)	(241,337)

Net increase (decrease)	3,700,088	(50,496)

15

Eaton Vance
Atlanta Capital Focused Growth Fund

September 30, 2011

Notes to Financial Statements — continued

Period Ended
Class C	September 30, 2011(1)

Sales	162,271
Redemptions	(13,592)

Net increase	148,679

	Year Ended September 30,

Class I	2011	2010

Sales	4,281,656	1,990,278
Issued to shareholders electing to receive payments of distributions in Fund shares	—	8,117
Redemptions	(831,509)	(1,778,843)

Net increase	3,450,147	219,552

(1)	Class C commenced operations on May 2, 2011.

16

Eaton Vance
Atlanta Capital Focused Growth Fund

September 30, 2011

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Atlanta Capital Focused Growth Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Atlanta Capital Focused Growth Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust) as of September 30, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Atlanta Capital Focused Growth Fund as of September 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 15, 2011

17

Eaton Vance
Atlanta Capital Focused Growth Fund

September 30, 2011

Federal Tax Information (Unaudited)

Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund.

18

Focused Growth Portfolio

September 30, 2011

Portfolio of Investments

Common Stocks — 95.8%

Security	Shares	Value

Aerospace & Defense — 2.5%

Precision Castparts Corp.	16,870	$2,622,610

		$2,622,610

Air Freight & Logistics — 3.7%

Expeditors International of Washington, Inc.	93,820	$3,804,401

		$3,804,401

Auto Components — 2.4%

BorgWarner, Inc.(1)	40,340	$2,441,780

		$2,441,780

Capital Markets — 3.3%

T. Rowe Price Group, Inc.	70,230	$3,354,887

		$3,354,887

Chemicals — 6.2%

Monsanto Co.	106,665	$6,404,167

		$6,404,167

Communications Equipment — 8.3%

Acme Packet, Inc.(1)	44,990	$1,916,124
QUALCOMM, Inc.	135,670	6,597,632

		$8,513,756

Computers & Peripherals — 9.4%

Apple, Inc.(1)	25,420	$9,689,596

		$9,689,596

Diversified Financial Services — 6.3%

IntercontinentalExchange, Inc.(1)	32,340	$3,824,528
JPMorgan Chase & Co.	89,500	2,695,740

		$6,520,268

Energy Equipment & Services — 4.2%

National Oilwell Varco, Inc.	29,520	$1,512,014
Schlumberger, Ltd.	46,438	2,773,742

		$4,285,756

Food Products — 3.8%

Green Mountain Coffee Roasters, Inc.(1)	41,890	$3,893,257

		$3,893,257

Hotels, Restaurants & Leisure — 2.6%

Chipotle Mexican Grill, Inc.(1)	9,015	$2,731,094

		$2,731,094

Internet & Catalog Retail — 8.4%

Amazon.com, Inc.(1)	9,754	$2,109,108
Netflix, Inc.(1)	17,058	1,930,283
priceline.com, Inc.(1)	10,240	4,602,470

		$8,641,861

Internet Software & Services — 2.2%

MercadoLibre, Inc.	41,600	$2,236,000

		$2,236,000

IT Services — 4.0%

Cognizant Technology Solutions Corp., Class A(1)	65,740	$4,121,898

		$4,121,898

Oil, Gas & Consumable Fuels — 6.2%

Apache Corp.	34,190	$2,743,406
Suncor Energy, Inc.	141,785	3,607,010

		$6,350,416

Pharmaceuticals — 3.1%

Allergan, Inc.	38,420	$3,165,040

		$3,165,040

Semiconductors & Semiconductor Equipment — 3.5%

Broadcom Corp., Class A	108,085	$3,598,150

		$3,598,150

Software — 13.5%

Activision Blizzard, Inc.	170,974	$2,034,591
Informatica Corp.(1)	59,040	2,417,688
Oracle Corp.	99,950	2,872,563
salesforce.com, inc.(1)	36,900	4,216,932
VMware, Inc., Class A(1)	29,225	2,349,105

		$13,890,879

See Notes to Financial Statements.
19

Focused Growth Portfolio

September 30, 2011

Portfolio of Investments — continued

Security	Shares	Value

Specialty Retail — 2.2%

CarMax, Inc.(1)	94,810	$2,261,218

		$2,261,218

Total Common Stocks
(identified cost $102,707,313)		$98,527,034

Short-Term Investments — 4.0%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.08%(2)	$4,106	$4,105,993

Total Short-Term Investments
(identified cost $4,105,993)		$4,105,993

Total Investments — 99.8%
(identified cost $106,813,306)		$102,633,027

Other Assets, Less Liabilities — 0.2%		$252,315

Net Assets — 100.0%		$102,885,342

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2011.

See Notes to Financial Statements.
20

Focused Growth Portfolio

September 30, 2011

Statement of Assets and Liabilities

Assets	September 30, 2011

Unaffiliated investments, at value (identified cost, $102,707,313)	$98,527,034
Affiliated investment, at value (identified cost, $4,105,993)	4,105,993
Dividends receivable	14,234
Interest receivable from affiliated investment	314
Receivable for investments sold	1,864,284

Total assets	$104,511,859

Liabilities

Payable for investments purchased	$1,525,352
Payable to affiliates:
Investment adviser fee	57,630
Accrued expenses	43,535

Total liabilities	$1,626,517

Net Assets applicable to investors’ interest in Portfolio	$102,885,342

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$107,065,621
Net unrealized depreciation	(4,180,279)

Total	$102,885,342

See Notes to Financial Statements.
21

Focused Growth Portfolio

September 30, 2011

Statement of Operations

Year Ended
Investment Income	September 30, 2011

Dividends (net of foreign taxes, $5,139)	$418,477
Interest allocated from affiliated investment	1,545
Expenses allocated from affiliated investment	(357)

Total investment income	$419,665

Expenses

Investment adviser fee	$403,286
Trustees’ fees and expenses	2,353
Custodian fee	78,477
Legal and accounting services	28,850
Miscellaneous	2,165

Total expenses	$515,131

Deduct —
Reduction of custodian fee	$1,177

Total expense reductions	$1,177

Net expenses	$513,954

Net investment loss	$(94,289)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(1,878,484)
Investment transactions allocated from affiliated investment	77
Foreign currency transactions	(690)

Net realized loss	$(1,879,097)

Change in unrealized appreciation (depreciation) —
Investments	$(8,044,361)

Net change in unrealized appreciation (depreciation)	$(8,044,361)

Net realized and unrealized loss	$(9,923,458)

Net decrease in net assets from operations	$(10,017,747)

See Notes to Financial Statements.
22

Focused Growth Portfolio

September 30, 2011

Statements of Changes in Net Assets

	Year Ended September 30,

Increase (Decrease) in Net Assets	2011	2010

From operations —
Net investment income (loss)	$(94,289)	$15,263
Net realized gain (loss) from investment and foreign currency transactions	(1,879,097)	1,832,433	(1)
Net change in unrealized appreciation (depreciation) from investments	(8,044,361)	914,094

Net increase (decrease) in net assets from operations	$(10,017,747)	$2,761,790

Capital transactions —
Contributions	$89,582,528	$16,350,673
Withdrawals	(6,673,118)	(15,422,213)

Net increase in net assets from capital transactions	$82,909,410	$928,460

Net increase in net assets	$72,891,663	$3,690,250

Net Assets

At beginning of year	$29,993,679	$26,303,429

At end of year	$102,885,342	$29,993,679

(1)	Includes $669,782 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.
23

Focused Growth Portfolio

September 30, 2011

Supplementary Data

	Year Ended September 30,

Ratios/Supplemental Data	2011	2010		2009		2008		2007

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.83%	0.88	%(2)	0.92	%(2)	0.88	%(2)	0.86	%(2)
Net investment income (loss)	(0.15)%	0.06%		0.85%		0.44%		0.44%
Portfolio Turnover	62%	152%		49%		50%		37%

Total Return	2.73%	9.65%		(2.56)%		(16.90)%		18.25%

Net assets, end of year (000’s omitted)	$102,885	$29,994		$26,303		$23,317		$26,467

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	The investment adviser waived a portion of its investment adviser fee (equal to 0.01% of average daily net assets for each of the years ended September 30, 2010, 2009, 2008 and 2007). A portion of the waiver was borne by the sub-adviser. Absent this waiver, total return would be lower.

See Notes to Financial Statements.
24

Focused Growth Portfolio

September 30, 2011

Notes to Financial Statements

1 Significant Accounting Policies

Focused Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At September 30, 2011, Eaton Vance Atlanta Capital Focused Growth Fund held a 97.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of September 30, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended September 30, 2011 remains subject to examination by the Internal Revenue Service.

25

Focused Growth Portfolio

September 30, 2011

Notes to Financial Statements — continued

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. Pursuant to a sub-advisory agreement, BMR pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not receive a fee for advisory services provided to Cash Reserves Fund. For the year ended September 30, 2011, the Portfolio’s investment adviser fee amounted to $403,286 or 0.65% of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $115,963,062 and $37,485,708, respectively, for the year ended September 30, 2011.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$107,767,353

Gross unrealized appreciation	$5,095,024
Gross unrealized depreciation	(10,229,350)

Net unrealized depreciation	$(5,134,326)

26

Focused Growth Portfolio

September 30, 2011

Notes to Financial Statements — continued

5 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million ($450 million prior to September 12, 2011) unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% (0.10% prior to September 12, 2011) on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended September 30, 2011.

6 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$98,527,034	$—	$—	$98,527,034
Short-Term Investments	—	4,105,993	—	4,105,993

Total Investments	$98,527,034	$4,105,993	$—	$102,633,027

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of September 30, 2010 whose fair value was determined using Level 3 inputs. At September 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the year then ended was not significant.

27

Focused Growth Portfolio

September 30, 2011

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Focused Growth Portfolio:

We have audited the accompanying statement of assets and liabilities of Focused Growth Portfolio (the “Portfolio”), including the portfolio of investments, as of September 30, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at September 30, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Focused Growth Portfolio as of September 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 15, 2011

28

Eaton Vance
Atlanta Capital Focused Growth Fund

September 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one

29

Eaton Vance
Atlanta Capital Focused Growth Fund

September 30, 2011

Board of Trustees’ Contract Approval — continued

or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Focused Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Atlanta Capital Focused Growth Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”) and the sub-advisory agreement with Atlanta Capital Management Company, LLC (the “Sub-adviser”), including their fee structures, are in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and sub-advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s experience in managing equity portfolios.

The Board also reviewed the compliance programs of the Adviser and the Sub-adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2010 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

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Eaton Vance
Atlanta Capital Focused Growth Fund

September 30, 2011

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services. The Board noted that the Adviser had waived fees and/or paid expenses of the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

31

Eaton Vance
Atlanta Capital Focused Growth Fund

September 30, 2011

Management and Organization

Fund Management. The Trustees of Eaton Vance Growth Trust (the Trust) and Focused Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 179 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Position(s)
	with the Trust	Length of	Principal Occupation(s) and Directorships
Name and Year of Birth	and the Portfolio	Service	During Past Five Years and Other Relevant Experience

Interested Trustee
Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 179 registered investment companies and 1 private investment company managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.
Directorships in the Last Five Years.(1) Director of EVC.

Noninterested Trustees
Scott E. Eston 1956	Trustee	Since 2011	Private investor; formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (2006-2009) (open-end registered investment company); Partner, Coopers and Lybrand L.L.P. (public accounting firm) (1987-1997).
Directorships in the Last Five Years. None.
Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.
Allen R. Freedman 1940	Trustee	Since 2007	Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).
Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).
William H. Park 1947	Trustee	Since 2003	Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).
Directorships in the Last Five Years.(1) None.
Ronald A. Pearlman 1940	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).
Directorships in the Last Five Years.(1) None.

32

Eaton Vance
Atlanta Capital Focused Growth Fund

September 30, 2011

Management and Organization — continued

Position(s)
	with the Trust	Length of	Principal Occupation(s) and Directorships
Name and Year of Birth	and the Portfolio	Service	During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)
Helen Frame Peters 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).
Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).
Lynn A. Stout 1957	Trustee	Of the Trust since 1998 and of the Portfolio since 2001	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.
Directorships in the Last Five Years.(1) None.
Harriett Tee Taggart 1948	Trustee	Since 2011	Managing Director, Taggart Associates (a professional practice firm); formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).
Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).
Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).
Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Position(s)
	with the Trust	Length of	Principal Occupation(s)
Name and Year of Birth	and the Portfolio	Service	During Past Five Years

Duncan W. Richardson 1957	President	Of the Trust since 2011 and of the Portfolio since 2007	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR.
Barbara E. Campbell 1957	Treasurer	Of the Trust since 2005 and of the Portfolio since 2008	Vice President of EVM and BMR.
Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.
Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)	During their respective tenures, the Trustees (except Eston and Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

33

Eaton Vance
Atlanta Capital Focused Growth Fund

September 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributions, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

34

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Investment Adviser of Focused Growth Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Sub-Adviser of Focused Growth Portfolio
Atlanta Capital Management Company, LLC
1075 Peachtree Street NE
Suite 2100
Atlanta, GA 30309

Administrator of Eaton Vance Atlanta Capital Focused Growth Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1451-11/11	ALCGSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management

Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services

(a)-(d)
Eaton Vance Atlanta Capital Focused Growth Fund and Eaton Vance Atlanta Capital SMID-Cap Fund, (the “Fund(s)”) are series of Eaton Vance Growth Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 10 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.
The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended September 30, 2010 and September 30, 2011 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.
Eaton Vance Atlanta Capital Focused Growth Fund

Fiscal Years Ended	9/30/10	9/30/11

Audit Fees	$11,325	$11,425
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$6,770	$6,840
All Other Fees(3)	$1,400	$300

Total	$19,495	$18,565

Eaton Vance Atlanta Capital SMID-Cap Fund

Fiscal Years Ended	9/30/10	9/30/11

Audit Fees	$10,135	$10,225
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$6,770	$6,840
All Other Fees(3)	$1,400	$300

Total	$18,305	$17,365

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (August 31 or September 30)*. The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	8/31/10	9/30/10	8/31/11	9/30/11

Audit Fees	$96,140	$21,460	$108,360	$21,650
Audit-Related Fees(1)	$0	$0	$0	$0
Tax Fees(2)	$42,770	$13,540	$41,960	$13,680
All Other Fees(3)	$7,000	$2,800	$6,000	$600

Total	$145,910	$37,800	$156,320	$35,930

*	Series of the Trust with fiscal years ending February 28 commenced operations on March 7, 2011.

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.
(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.
(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last 2 fiscal years of each Series.

Fiscal Years Ended	8/31/10	9/30/10	8/31/11	9/30/11

Registrant(1)	$49,770	$16,340	$47,960	$14,280
Eaton Vance(2)	$240,551	$278,901	$224,191	$226,431

(1)	Includes all of the Series of the Trust.

(2)	During the fiscal years reported above, the Series were “feeder” funds in a “master-feeder” fund structure. Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Growth Trust

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President
Date: November 18, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer
Date: November 18, 2011

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President
Date: November 18, 2011